Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands		11 Months Ended	12 Months Ended
	Apr. 20, 2023	Apr. 17, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
MSGE SPINCO, INC [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of usage charges to MSG sports		$ 46,072
Advertising expense			$ 7,995	$ 269	$ 10,895
Sphere Entertainment Stockholders | Subsequent Event
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Shares of common stock sold - DraftKings (in shares)	51,768
MSGE Retained Interest | Subsequent Event
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Shares of common stock sold - DraftKings (in shares)	17,021